NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NATURE OF OPERATIONS

Sierra Wireless, Inc., together with its subsidiaries (collectively, the “company, we, our”) was incorporated under the Canada Business Corporations Act on May 31, 1993. We are a global leader in providing cellular wireless solutions to the Machine-to-Machine (“M2M”) and connected device markets. We develop and market a range of wireless products that include embedded modules and embedded software for original equipment manufacturers (“OEMs”), intelligent gateways and routers for industrial, commercial and public safety applications, and an innovative cloud-based platform for delivering device management and enabling end-to-end applications. Our products, services and solutions connect people, their mobile computers and machines to wireless voice and data networks around the world. We have sales, engineering, and research and development teams located in offices around the world.
The company sold substantially all of the assets and operations related to its AirCard business on April 2, 2013 (note 7). During the fourth quarter of 2013, we acquired substantially all of the M2M embedded module and modem business of AnyDATA Corporation (note 6) and recently announced that we have entered into an agreement to acquire all of the shares of In Motion Technology Inc. (note 30). We have reevaluated our segmentation and determined that we have two reportable segments:

OEM Solutions	- includes AirPrime embedded wireless modules (including embedded wireless modules for PC OEM customers).

Enterprise Solutions	- includes Airlink Intelligent Gateways, AirVantage M2M Cloud. Effective August 1, 2012, also includes rugged terminals for railway applications (note 5).

The primary markets for our products are North America, Europe and Asia Pacific.